BANK BORROWINGS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Bank borrowings
Short-term	$ 895,991,320	$ 737,886,632
Long-term, current portion	20,622,456	82,365,314
Total current	916,613,776	820,251,946
Long-term, non-current portion	521,982,440	22,433,705
Total	1,438,596,216	842,685,651
Short-term borrowings secured by plants, machinery and land use rights of Trina China and Trina Solar (Changzhou) Science and Technology Co., Ltd. ("TST") , and also guaranteed by Trina
Bank borrowings
Short-term	$ 162,500,000	$ 330,000,000